Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2024
Registrant Name	dei_EntityRegistrantName	Vanguard Fixed Income Securities Funds
CIK	dei_EntityCentralIndexKey	0000106444
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 23, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 24, 2024
Prospectus Date	rr_ProspectusDate	May 24, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A